Balance Sheet (Parenthetical) (Unaudited) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Class A stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Class B stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	4,000,000	4,000,000
Common stock, shares outstanding	4,000,000	4,000,000